BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
17.	BUSINESS COMBINATION

The Company acquired 25% equity interest in Kayser Myanmar on June 9, 2014 at a consideration of $25 and further acquired 50% equity interest in Kayser Myanmar on March 9, 2015 at a consideration of $50. The provisional assets and liabilities of Kayser Myanmar have been recorded at fair values on the date of acquisition.

$
Identifiable assets acquired, at fair value:
Cash and cash equivalents	56
Accounts receivable	293
Other assets	76
Property, plant and equipment	145
Long term payables	(545)
Other liabilities	(2)

23

The provisional fair values of the assets, liabilities and contingent liabilities of the subsidiaries acquired, and the goodwill arising on the acquisition, if any, are measured based on provisional values and are subject to change pending the finalization of the professional valuations. The finalisation of those valuations, could affect the amounts assigned to the assets, liabilities and the related depreciation and amortisation charges for the assets and the amount of goodwill on acquisition of the subsidiaries.

The non-controlling interest (25%) in Kayser Myanmar recognised at the acquisition date was measured by reference to the proportionate share of recognised amounts of net assets of Kayser Myanmar and amounted to $25.

$
Goodwill arising on acquisition:
Cash consideration paid	50
Add: fair value of non-controlling interests	25
Add: fair value of interest in equity investee previously held	25
Less: provisional fair values of identifiable net assets acquired	(23)

Goodwill arising on acquisition	77

$
Net cash outflow arising on acquisition is determined as follows:
Cash consideration paid	(75)
Bank balance and cash acquired	56

(19)

The following pro forma information summarises the effect of the acquisition, as if the acquisition of Kayser Myanmar had occurred as of april 1, 2014. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the acquisition been consummated on April 1, 2014, nor is it intended to be a projection of future results:

$
(unaudited)

Pro forma net sales	22,373
Pro forma operating income	1,308
Pro forma net income	1,184